Subsequent Event (Details) - USD ($) $ in Millions	Jul. 06, 2023	Jan. 27, 2023	Oct. 13, 2022	Dec. 31, 2022
Subsequent Event
Subsequent Event [Line Items]
Payments of dividends	$ 575
Intercompany Liquidity Agreements | Affiliated Entity
Subsequent Event [Line Items]
Due from related party			$ 100	$ 100
Related party transaction, rate			3.40%
Intercompany Liquidity Agreements | Affiliated Entity | Subsequent Event
Subsequent Event [Line Items]
Due from related party		$ 60
Related party transaction, rate		4.50%